Financial instruments (Details 15)	Dec. 31, 2018	Dec. 31, 2017
1 Minimum risk
Disclosure of detailed information about financial instruments [line items]
Credit rating	67.50%	18.84%
2 Low risk
Disclosure of detailed information about financial instruments [line items]
Credit rating	18.60%	50.84%
3 Moderate risk
Disclosure of detailed information about financial instruments [line items]
Credit rating	7.61%	13.33%
4 High risk
Disclosure of detailed information about financial instruments [line items]
Credit rating	5.02%	13.40%
5 Very high risk
Disclosure of detailed information about financial instruments [line items]
Credit rating	1.27%	3.59%